Loss per Share, Antidilutive (FY) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities [Abstract]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	33,491,000	28,873,000	33,491,000	28,873,000	16,275,742	11,758,416	12,696,775
Options to Purchase Common Stock [Member]
Antidilutive Securities [Abstract]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	20,347,000	16,373,000	20,347,000	16,373,000	16,170,737	11,653,411	12,591,770
Series C Warrants [Member]
Antidilutive Securities [Abstract]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	12,498,000	12,500,000	12,498,000	12,500,000	105,005	105,005	105,005